Convertible Debt	12 Months Ended
Dec. 31, 2023
Convertible Debt [Abstract]
CONVERTIBLE DEBT

13. CONVERTIBLE DEBT

Convertible Loan

In November 2017, the Company entered into loan agreements with two former shareholders of the Company for loans totaling EUR80,278 (approximately $92,007) (the “2017 Convertible Loans”). As of December 31, 2023, one of the 2017 Convertible Loans is outstanding and is payable on demand, with a balance of EUR40,139 ($44,310). The remaining loan is convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loan is non-interest bearing, are unsecured and are due on demand.

A continuity of the Company’s Convertible loan is as follows:

2017 Convertible Loans
Balance, December 31, 2021	$45,666
Effects of currency translation	(2,609)
Balance, December 31, 2022	$43,057
Effects of currency translation	1,253
Balance, December 31, 2023	$44,310

Convertible Promissory Notes

On June 28, 2023, we entered into a Pre-Paid Advance Agreement (the “PPA”) with YA II PN, Ltd. (“Holder”). Pursuant to the PPA, we may request that the Holder purchase from us up to $50,000,000 (the “Commitment Amount”) of promissory notes (each, a “Promissory Note”). The Holder will purchase each Promissory Note at 92% of the principal amount of that Promissory Note. On June 28, 2023, we sold the Holder a Promissory Note (the “Initial Promissory Note”) in the principal amount of $5,500,000 and received $5,060,000, net of discount. The Holder is not obligated to purchase any additional Promissory Notes from us under the PPA. On September 26, 2023, the Company issued a second Promissory Note of $5,500,000 and received $5,060,000, net of discount (the “Second Promissory Note”).

Each Promissory Note matures one year from the date of its issuance. The Promissory Notes do not carry any interest, except if there is an event of default in which case the interest is 15% per annum. We may prepay a Promissory Note with at an 8% premium with advance written notice ranging between five business days and thirty calendar days prior to such prepayment, depending on the market price of our ordinary shares at the time of the notice.

The Promissory Notes are convertible at the Holder’s discretion into our ordinary shares at a conversion price (the “Conversion Price”) equal to the lower of (a) (I) $4.9986 in respect of the Initial Promissory Note, (II) $3.5424 in respect of the Second Promissory Note, and (III) with respect to each subsequent Promissory Note, if any, 110% of the volume weighted average price (“VWAP”) of our ordinary shares on the trading day immediately preceding the issuance of such Promissory Note (the “Fixed Price”) or (b) 92% of the average of the two lowest daily VWAPs of the shares during the eight trading days immediately prior to such conversion. In no event, however, shall the conversion price be less than a floor price of $2.00, as may be adjusted for stock splits and other similar transactions (the “Floor Price”).

Under the Promissory Notes, a “Trigger Event” occurs if the trading price of an ordinary share is lower than the applicable Floor Price for any five of seven consecutive trading days. Within five trading days of a Trigger Event, we must make a monthly cash payment to the Holder in connection with the Promissory Notes (the “Monthly Payment”) equal to the lesser of (i) $550,000, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest and (ii) all principal outstanding under all outstanding Promissory Notes, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest. Thereafter, we must pay the Holder a Monthly Payment every 30 calendar days after the due date of the initial Monthly Payment; provided that our monthly obligation hereunder will end with respect to a particular Trigger Event if (i) the daily VWAP of the ordinary shares for seven consecutive trading days immediately prior to the due date of the next Monthly Payment is 10% or greater than the Floor Price or (ii) we reduce the Floor Price for all outstanding Promissory Notes by 50%, unless a new Trigger Event occurs.

In connection with the execution of the PPA, we agreed to pay a commitment fee of $250,000. Such commitment fee was paid on the date of the PPA in the form of 54,428 ordinary shares, which was derived using a per ordinary share price equal to the average of the daily VWAPs of the Ordinary Shares during the three trading days prior to the PPA.

The Company elected to account for the Promissory Notes at fair value through FVTPL. Management believes that the fair value option appropriately reflects the underlying economics of the Promissory Notes. Under the fair value election in IFRS 9, changes in fair value of the Promissory Notes, will be reported in the Consolidated Statements of Operations, under change in fair value of debt instrument, in each reporting period subsequent to the issuance of the Promissory Note. The Initial Promissory Note had a face value of $5,500,000 and had an original issue discount of $440,000. The Company recorded the Initial Promissory Note at its fair value of $5,060,000, which was also the cash received and the Second Promissory Note at its fair value of $5,008,000.

In November 2023, there was both a Trigger Event and default under the PPA and Promissory Notes. As a result, beginning in November 2023 the Company is incurring default interest of 15% per annum and is required to amortize the Notes with monthly cash payments. During November and December 2023, the Company paid $1,100,000 in principal under the notes and associated 8% premium and 15% default interest. During the period from January 1, 2024 to March 26, 2024 we continued to make payments as scheduled in a combination of cash and ordinary shares (see Note 23). We had a scheduled payment to Holder on March 27, 2024. We and the Holder mutually agreed to defer that payment into April 2024, without penalty, and are currently in discussions as to the amount and timing of that payment.

During the year ended December 31, 2023, principal amounts of the Initial Promissory Note of $3,500,000 was converted into 1,259,019 ordinary shares, at conversion prices ranging from $2.00 to $4.17.

For the year ended December 31, 2023, the Company recorded a change in fair value of $661,000, resulting in a balance of $4,859,000 as of December 31, 2023.

Changes in the balance of the convertible notes are as follows:

		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2022	$-	$-
Issuance of convertible promissory notes	11,000,000	10,120,000
Repayments of convertible promissory notes	(1,100,000)	(1,100,000)
Conversion of notes with ordinary shares	(3,500,000)	(3,500,000)
Change in fair value of convertible promissory notes	-	(661,000)
Balance at December 31, 2023	$6,400,000	$4,859,000

We classified this fair value as a Level 3 fair value measurement and used a fair value pricing model to calculate the fair value for the year ended December 31, 2023. Key inputs for the fair value model are summarized below.

A summary of the Company’s significant inputs into the fair value of the Promissory Notes is as follows:

December 31,
2023
Stock price	$1.16– - 4.82
Expected life in years	0.49– - 1.00
Risk free rate	5.09% - 5.57%
Expected volatility	74.65% - 130.0%